Real Estate (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Real Estate [Abstract]
Schedule of Acquisition Purchase Price and Allocation	The purchase price and other acquisition items for the property acquired during the nine months ended September 30, 2020 are shown below:

Property	Location	Tenant/Major Lessee	Acquisition Date	Purchase Price	Square Feet	Acquisition Fees and Expenses	Year of Lease Expiration
Pepsi Bottling Ventures	North Carolina	PepsiCo	2/5/2020	$34,937	526,320	$386	2032

The purchase price and other acquisition items for the property acquired during the year ended December 31, 2019 are shown below:

Property	Location	Tenant/Major Lessee	Acquisition Date	Purchase Price	Approx. Square Feet	Acquisition Fees and Expenses (1)	Year of Lease Expiration
McKesson II	Scottsdale, AZ	McKesson Corporation	9/20/2019	$37,674	124,900	$1,059	2029

(1)	The former advisor received acquisition fees equal to 2.5%. In addition, the Company incurred third-party costs associated with the acquisition.

Schedule of Consideration Transferred
. Consideration transferred is calculated as such (in thousands except share and per share data):

As of April 30, 2019
GCEAR’s common shares outstanding	78,054,934
Exchange ratio	1.04807

Implied EA-1 common stock issued in consideration	74,474,924
GCEAR’s operating partnership units outstanding	527,045
Exchange ratio	1.04807

Implied EA-1 operating partnership units issued in consideration	502,872
EA-1’s net asset value per share	$10.02

Total consideration	$751,278

Schedule Of Asset Acquisition	The following table summarizes the purchase price allocation of the property acquired during the nine months ended September 30, 2020:

Property	Land	Building	Improvements	Tenant origination and absorption costs	In-place lease valuation - (below) / market	Debt discount / (premium)	Total (1)
Pepsi Bottling Ventures	$3,407	$26,813	$954	$4,970	$(712)	$(109)	$35,323

(1)	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.

The following table summarizes the final purchase price allocation based on a valuation report prepared by the Company’s third-party valuation specialist that was subject to management’s review and approval:

As of April 30, 2019
Assets:
Cash assumed	$35,659
Land	135,875
Building and improvements	913,739
Tenant origination and absorption cost	214,428
Intangibles	3,627
Construction in progress	263
Other assets	5,964

Total assets	1,309,555

Liabilities:
Debt (net of $1.1 million premium)	498,906
Below market leases	12,476
Due to Affiliates	8,804
Distribution payable	1,854
Restricted reserves	11,050
Accounts payable and other liabilities	14,849

Total liabilities	547,939

Fair value of net assets acquired	761,616
Less: EA-1’s Merger expenses	10,338

Fair value of net assets acquired, less EA-1’s Merger expenses	$751,278

The following summarizes the purchase price allocations of the properties acquired during the year ended December 31, 2019:

Acquisition	Land	Building	Improvements	Tenant origination and absorption costs	In-place lease valuation - above market	In-place lease valuation - (below) market	Land Leasehold Value (Above Market)	Total (1)	2019 Revenue (2)
Mergers	$135,875	$850,811	$62,928	$214,428	$3,627	$(12,476)	$—	$1,255,193	$66,004
McKesson II (3)	$—	$25,446	$4,681	$11,513	$239	$—	$(3,072)	$38,807	$958

(1)	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.
(2)	The operating results of the properties acquired have been included in the Company’s consolidated statement of operations since the acquisition date.
(3)
The Company recorded a ROU asset of $16.3 million and a corresponding liability to the Company’s existing ground lease agreements as part of the acquisition (see Note 14,
Operating Leases, for details
).

Schedule of Merger Related Costs Incurred
The following is a breakdown of the Company’s costs incurred during the year ended December 31, 2019 related to the Mergers:

Amount
Advisory and valuation fees	$8,592
Legal, accounting and tax fees	1,384
Other fees	362

Total Merger-related fees	$10,338

Schedule of Company's Intangibles
The Company allocated a portion of the acquired and contributed real estate asset value to in-place
lease valuation, tenant origination and absorption cost, and other intangibles, net of the write-off
of intangibles, as of September 30, 2020 and December 31, 2019:

	September 30, 2020	December 31, 2019
In-place lease valuation (above market)	$43,605	$44,012
In-place lease valuation (above market) - accumulated amortization	(35,024)	(33,322)

In-place lease valuation (above market), net	$8,581	$10,690

Ground leasehold interest (below market)	2,254	2,254
Ground leasehold interest (below market) - accumulated amortization	(184)	(164)

Ground leasehold interest (below market), net	2,070	2,090

Intangible assets, net	$10,651	$12,780

In-place lease valuation (below market)	$(68,334)	$(67,622)
Land leasehold interest (above market)	(3,073)	(3,073)
In-place lease valuation & land leasehold interest - accumulated amortization	42,859	38,890

Intangible liabilities, net	$(28,548)	$(31,805)

Tenant origination and absorption cost	$745,039	$744,773
Tenant origination and absorption cost - accumulated amortization	(399,005)	(354,379)

Tenant origination and absorption cost, net	$346,034	$390,394

The following summarizes a list of the Company’s intangibles as of December 31, 2019 and 2018:

	December 31,
	2019	2018
In-place lease valuation (above market)	$44,012	$42,736
In-place lease valuation (above market) — accumulated amortization	(33,322)	(31,995)

In-place lease valuation (above market), net	10,690	10,741

Ground leasehold interest (below market)	2,254	2,255
Ground leasehold interest (below market) — accumulated amortization	(164)	(137)

Ground leasehold interest (below market), net	2,090	2,118

Intangibles — other	—	4,240

Intangible assets, net	$12,780	$17,099

In-place lease valuation (below market)	$(67,622)	$(55,147)
Land Leasehold interest (above market)	(3,073)	—
In-place lease valuation (below market) — accumulated amortization	38,890	32,032

Intangible liabilities, net	$(31,805)	$(23,115)

Tenant origination and absorption cost	$744,773	$530,181
Tenant origination and absorption cost — accumulated amortization	(354,379)	(296,201)

Tenant origination and absorption cost, net	$390,394	$233,980

The following table sets forth the estimated annual amortization (income) expense for in-place
lease valuation, net, tenant origination and absorption costs, ground leasehold improvements, and other leasing costs as of December 31, 2019 for the next five years:

Year	In-place lease valuation, net	Tenant origination and absorption costs	Ground leasehold improvements	Other leasing costs
2020	$(2,150)	$64,739	$(291)	$4,911
2021	$(2,066)	$57,151	$(290)	$5,668
2022	$(2,467)	$54,050	$(290)	$5,673
2023	$(2,415)	$49,246	$(290)	$5,571
2024	$(1,593)	$41,479	$(291)	$5,533

Schedule of Estimated Annual Amortization (Income) Expense
The following table sets forth the estimated annual amortization (income) expense for in-place
lease valuation, net, tenant origination and absorption costs, ground leasehold improvements, and other leasing costs as of September 30, 2020 for the next five years:

Year	In-place lease valuation, net	Tenant origination and absorption costs	Ground leasehold interest	Other leasing costs
Remaining 2020	$(525)	$14,870	$(73)	$1,372
2021	$(2,118)	$57,846	$(290)	$6,057
2022	$(2,518)	$54,744	$(290)	$6,063
2023	$(2,465)	$50,184	$(290)	$5,934
2024	$(1,648)	$38,006	$(291)	$5,700
2025	$(1,186)	$27,450	$(290)	$5,580

The amortization of the intangible assets and other leasing costs for the respective periods is as follows:

	Amortization (income) expense for the year ended December 31,
	2019	2018	2017
Above and below market leases, net	$(3,201)	$(685)	$1,689
Tenant origination and absorption cost	$69,502	$55,464	$59,046
Ground leasehold amortization (below market)	$(52)	$27	$27
Other leasing costs amortization	$3,581	$3,557	$1,527

Restrictions on Cash	Additionally, an ongoing replacement reserve is funded by certain tenants pursuant to each tenant’s respective lease as follows:

	Balance as of
	September 30, 2020	December 31, 2019
Cash reserves	$22,909	$48,129
Restricted lockbox	12,922	10,301

Total	$35,831	$58,430

Additionally, an ongoing replacement reserve is funded by certain tenants pursuant to each tenant’s respective lease as follows:

	December 31,
	2019	2018
Cash reserves (1)	$48,129	$12,945
Restricted Lockbox	10,301	2,862

Total	$58,430	$15,807

(1)
Approximately $28.7 million is held in escrow pending a
tax-deferred
real estate exchange, as permitted by Section 1031 of the Internal Revenue Code, with the sale of 10 Commerce Center Parkway property.